Assets pledged, collateral received and assets transferred	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Assets pledged, collateral received and assets transferred	Assets pledged, collateral received and assets transferred
Assets pledged[1]

Financial assets pledged as collateral
	2024	2023
	£m	£m
Treasury bills and other eligible securities	1,269	1,252
Loans and advances to banks	5,500	3,800
Loans and advances to customers	1,753	3,861
Debt securities	17,723	21,060
Equity securities	42,189	27,610
Cash collateral	41,179	39,266
Other	805	228
Assets pledged at 31 Dec	110,418	97,077

Financial assets pledged as collateral which the counterparty has the right to sell or repledge
	2024	2023
	£m	£m
Trading assets	56,664	44,072
Financial investments	2,120	2,606
At 31 Dec	58,784	46,678

Assets pledged as collateral include all assets categorised as encumbered in the disclosure except for assets held for sale.
The value of assets pledged to secure liabilities may be greater than the book value of assets utilised as collateral. For example, in the case of securitisations and covered bonds, the amount of liabilities issued, plus mandatory over-collateralisation, is less than the book value of the pool of assets available for use as collateral. This is also the case where assets are placed with a custodian or a settlement agent that has a floating charge over all the assets placed to secure any liabilities under settlement accounts.
These transactions are conducted under terms that are usual and customary to collateralised transactions including, where relevant, standard securities lending and borrowing, repurchase agreements and derivative margining. The group places both cash and non-cash collateral in relation to derivative transactions.
Collateral received[1]
The fair value of assets accepted as collateral, relating primarily to standard securities lending, reverse repurchase agreements and derivative margining, that the group is permitted to sell or repledge in the absence of default was £229,236m (2023: £224,836m). The fair value of any such collateral sold or repledged was £172,606m (2023: £175,100m).
The group is obliged to return equivalent securities. These transactions are conducted under terms that are usual and customary to standard securities lending, reverse repurchase agreements and derivative margining.
Assets transferred[1]
The assets pledged include transfers to third parties that do not qualify for derecognition, including secured borrowings such as debt securities held by counterparties as collateral under repurchase agreements and equity securities lent under securities lending agreements, as well as swaps of equity and debt securities. For secured borrowings, the transferred asset collateral continues to be recognised in full and a related liability, reflecting the group’s obligation to repurchase the assets for a fixed price at a future date, is also recognised on the balance sheet.
Where securities are swapped, the transferred asset continues to be recognised in full. There is no associated liability as the non-cash collateral received is not recognised on the balance sheet. The group is unable to use, sell or pledge the transferred assets for the duration of these transactions, and remains exposed to interest rate risk and credit risk on these pledged assets. The counterparty’s recourse is not limited to the transferred assets.

Transferred financial assets not qualifying for full derecognition and associated financial liabilities
	Carrying amount of:
	Transferred assets	Associated liabilities
	£m	£m
At 31 Dec 2024
Repurchase agreements	14,206	13,992
Securities lending agreements	44,578	5,150

At 31 Dec 2023
Repurchase agreements	16,215	16,114
Securities lending agreements	30,463	3,707
xclude assets classified as held for sale.